Trade and Other Receivables - Changes in Loss Allowance on Accounts Receivable - Trade Measured at Amortized Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Impairment	₩ (45,929)	₩ (54,896)	₩ (83,387)
Trade and other receivables write off description	The Group writes off the trade and other receivables when contractual payments are more than 5 years past due, or for reasons such as termination of operations or liquidation
Trade and other receivables [member]
Disclosure of financial assets [line items]
Beginning balance	₩ 239,448	241,828
Impact of adopting IFRS 9	12,950
Impairment	38,211	34,584
Write-offs	(46,616)	(52,897)
Collection of receivables previously written-off	13,455	15,933
Business combination and others	2,709
Ending Balance	₩ 260,157	₩ 239,448	₩ 241,828